Schedule of Investments (unaudited)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.4%
Alabama Federal Aid Highway Finance Authority RB,
Series H, 5.00%, 09/01/25	$870	$903,244
Alabama Public School & College Authority RB, Series B,
5.00%, 05/01/25	410	422,604
City of Huntsville AL GOL
5.00%, 05/01/25	180	185,844
Series E, 5.00%, 11/01/25	115	119,954
State of Alabama GO, 5.00%, 08/01/25	250	259,268
University of Alabama (The) RB, Series B, 5.00%, 07/01/25	255	264,349
		2,155,263
Alaska — 0.1%
City of Anchorage AK Water Revenue RB, Series B, 5.00%,
05/01/25	145	149,508
Municipality of Anchorage AK GO
Series C, 5.00%, 09/01/25	65	67,510
Series D, 5.00%, 09/01/25	30	31,159
State of Alaska GO, Series B, 5.00%, 08/01/25	360	372,638
		620,815
Arizona — 2.2%
Arizona Health Facilities Authority RB, 5.00%, 01/01/25	410	419,268
Arizona State University RB
5.00%, 07/01/25	320	331,369
Series A, 5.00%, 07/01/25	435	450,455
Series B, 5.00%, 07/01/25	275	284,770
Arizona Transportation Board RB
5.00%, 07/01/25	540	559,083
Series A, 5.00%, 07/01/25	395	409,332
City of Phoenix AZ GO, 5.00%, 07/01/25	505	523,323
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/25	1,685	1,745,273
Series A, 5.00%, 07/01/25	730	756,368
Series D, 5.00%, 07/01/25	460	475,475
City of Tucson Water System Revenue RB, 5.00%,
07/01/25	175	181,184
County of Pima AZ GOL, 4.00%, 07/01/25	130	132,171
County of Pima Sewer System Revenue RB, 5.00%,
07/01/25	675	698,278
Gilbert Water Resource Municipal Property Corp. RB,
5.00%, 07/01/25	155	160,478
Maricopa County Community College District GO, 5.00%,
07/01/25	820	848,978
Maricopa County High School District No. 210-Phoenix GO,
5.00%, 07/01/25	145	149,987
Maricopa County Unified School District No. 48 Scottsdale
GO, Series A, 5.00%, 07/01/25	35	36,204
Maricopa County Unified School District No. 69 Paradise
Valley GO, 5.00%, 07/01/25	140	144,947
Maricopa County Union High School District No.
210-Phoenix GO, 5.00%, 07/01/25	110	113,784
Salt River Project Agricultural Improvement & Power
District RB
5.00%, 01/01/25	820	840,709
Series A, 5.00%, 01/01/25	1,165	1,194,421
State of Arizona Lottery Revenue RB, 5.00%, 07/01/25	200	206,578
University of Arizona (The) RB, 4.00%, 06/01/25	325	329,605
		10,992,040
California — 11.9%
91 Express Lanes Toll Road, 5.00%, 08/15/25	100	104,172
Security	Par (000)	Value

California (continued)
Bay Area Toll Authority RB, 5.00%, 04/01/25	$210	$216,533
Beverly Hills Unified School District CA GO, 0.00%,
08/01/25(a)	50	46,871
California Educational Facilities Authority RB, Series A,
5.00%, 10/01/25	95	99,183
California Infrastructure & Economic Development Bank RB
4.00%, 08/01/25	235	238,416
5.00%, 10/01/25	435	454,245
California State Public Works Board RB
4.00%, 10/01/25	150	153,016
5.00%, 05/01/25	265	273,970
5.00%, 09/01/25	220	228,858
5.00%, 11/01/25	595	621,162
Series A, 5.00%, 06/01/25	110	113,918
Series B, 5.00%, 04/01/25	100	103,210
Series B, 5.00%, 10/01/25	250	260,526
Series C, 5.00%, 11/01/25	125	130,496
Series D, 5.00%, 04/01/25	205	211,580
Series D, 5.00%, 06/01/25	240	248,549
California State University RB
5.00%, 11/01/25	480	503,028
Series A, 4.00%, 11/01/25	125	128,100
Series A, 5.00%, 11/01/25	2,080	2,179,787
Campbell Union High School District GO, Series B, 5.00%,
08/01/25	100	104,003
Carmel Unified School District Go, 4.00%, 08/01/25	100	102,057
City & County of San Francisco CA GO
5.00%, 06/15/25	25	25,976
Series R1, 5.00%, 06/15/25	585	607,847
City of Los Angeles CA GO, 5.00%, 09/01/25	255	265,529
City of Los Angeles CA Wastewater System Revenue RB
5.00%, 06/01/25	260	269,308
Series B, 5.00%, 06/01/25	445	461,416
City of Los Angeles Department of Airports RB
5.00%, 05/15/25	375	388,136
Series B, 5.00%, 05/15/25	220	227,706
Series C, 5.00%, 05/15/25	160	165,605
City of Redding CA Electric System Revenue RB, 5.00%,
06/01/25	100	103,201
City of San Francisco CA Public Utilities Commission Water
Revenue RB, 5.00%, 11/01/25	520	543,558
Coast Community College District GO, 5.00%, 08/01/25	70	72,733
Contra Costa Transportation Authority RB, Series A, 5.00%,
03/01/25	210	216,674
County of Monterey CA COP, 5.00%, 10/01/25	280	291,968
County of Santa Clara CA GO, 5.00%, 08/01/25	180	187,455
East Bay Municipal Utility District Water System
Revenue RB
5.00%, 06/01/25	80	82,995
Series A, 4.00%, 06/01/25	270	275,328
Series B, 5.00%, 06/01/25	550	570,588
Eastern Municipal Water District RB, Series A, 5.00%,
07/01/25	100	103,799
El Camino Community College District Foundation (The)
GO
5.00%, 08/01/25	15	15,586
Series-C, 0.00%, 08/01/25(a)	1,100	1,030,759
Escondido Union High School District GO, Series A, 0.00%,
08/01/25 (AGC)(a)	60	56,113

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Foothill-De Anza Community College District GO
4.00%, 08/01/25	$150	$153,086
Series B, 0.00%, 08/01/25 (NPFGC)(a)	160	149,870
Hillsborough City School District RB, 0.00%, 09/01/25(a)	250	233,710
Imperial Irrigation District Electric System Revenue RB,
5.00%, 11/01/25	125	130,302
Irvine Ranch Water District COP, 5.00%, 03/01/25	20	20,607
Long Beach Community College District GO, 5.00%,
08/01/25	130	135,076
Long Beach Unified School District GO, 5.00%, 08/01/25	175	181,971
Los Angeles Community College District GO, 5.00%,
08/01/25	800	832,498
Los Angeles Community College District/CA GO
4.00%, 08/01/25	170	173,630
5.00%, 08/01/25	220	228,937
Series C, 5.00%, 08/01/25	420	437,062
Los Angeles County Metropolitan Transportation
Authority RB
5.00%, 07/01/25	560	581,635
Series A, 5.00%, 06/01/25	925	958,697
Series A, 5.00%, 07/01/25	160	166,169
Los Angeles County Metropolitan Transportation Authority
Sales Tax Revenue RB
5.00%, 06/01/25	975	1,010,790
5.00%, 07/01/25	325	337,530
Los Angeles County Sanitation Districts Financing Authority
RB, 5.00%, 10/01/25	335	347,676
Los Angeles Department of Water & Power Power System
Revenue RB, 5.00%, 07/01/25	165	171,330
Los Angeles Department of Water & Power RB
5.00%, 07/01/25	135	140,179
Series A, 5.00%, 07/01/25	315	327,085
Los Angeles Department of Water & Power System
Revenue RB
Series A, 5.00%, 07/01/25	80	83,069
Series C, 5.00%, 07/01/25	250	259,591
Los Angeles Department of Water & Power Water System
Revenue RB, 5.00%, 07/01/25	130	134,987
Los Angeles Department of Water RB
5.00%, 07/01/25	110	114,220
Series B, 5.00%, 07/01/25	635	659,361
Los Angeles Unified School District/CA GO
4.00%, 07/01/25	140	142,940
5.00%, 07/01/25	610	634,096
Series A, 5.00%, 07/01/25	2,135	2,219,336
Los Rios Community College District GO
5.00%, 08/01/25	100	103,904
Series C, 4.00%, 08/01/25	100	102,018
Manhattan Beach Unified School District GO, 0.00%,
09/01/25 (NPFGC)(a)	190	177,438
Metropolitan Water District of Southern California RB
5.00%, 01/01/25	290	298,013
5.00%, 07/01/25	220	228,398
5.00%, 10/01/25	95	99,264
Series A, 2.50%, 07/01/25	375	368,498
Series A, 5.00%, 07/01/25	485	503,537
Mount San Antonio Community College District GO,
Series A, 0.00%, 08/01/25(a)	310	290,315
Newport Mesa Unified School District GO, 0.00%, 08/01/25
(NPFGC)(a)	225	211,376
Security	Par (000)	Value

California (continued)
Oak Grove School District GO, Series A, 0.00%,
08/01/25(a)	$25	$23,344
Orange County Water District RB, Series C, 5.00%,
08/15/25	265	276,108
Palo Alto Unified School District GO
0.00%, 08/01/25(a)	580	545,096
5.00%, 08/01/25	75	78,017
Palomar Community College District GO
5.00%, 08/01/44 (PR 08/01/25)	500	520,707
Series B, 0.00%, 08/01/25(a)	325	302,694
Pasadena Area Community College District GO, Series A,
5.00%, 08/01/25	30	31,260
Rancho Water District Financing Authority RB, Series A,
5.00%, 08/01/25	190	197,718
Rio Hondo Community College District/CA GO, 5.00%,
08/01/25	170	176,704
Riverside Community College District GO
0.00%, 08/01/35 (PR 02/01/25)(a)	2,935	1,681,363
Series D, 0.00%, 08/01/25(a)	105	97,659
Riverside County Transportation Commission Sales Tax
Revenue RB, 5.00%, 06/01/25	110	113,918
Sacramento City Financing Authority RB, 5.25%, 12/01/25
(AMBAC)	25	26,229
Sacramento County Sanitation Districts Financing
Authority RB
5.00%, 08/01/25	100	104,062
5.00%, 12/01/25	340	356,536
Sacramento Municipal Utility District RB
5.00%, 07/01/25	655	678,023
5.00%, 08/15/25	240	249,722
Series E, 5.00%, 08/15/25	210	218,506
San Diego Community College District GO, 5.00%,
08/01/25	290	301,609
San Diego County Regional Transportation Commission
RB, Series A, 5.00%, 04/01/25	255	263,395
San Diego Public Facilities Financing Authority RB
5.00%, 08/01/25	250	260,106
Series A, 5.00%, 08/01/25	100	104,043
Series B, 5.00%, 08/01/25	385	400,564
San Diego Unified School District/CA GO
5.00%, 07/01/25	235	243,882
Series C-2, 5.50%, 07/01/25 (AGM)	355	372,237
Series D-1, 5.50%, 07/01/25 (NPFGC)	140	146,798
Series J-2, 4.00%, 07/01/25	150	152,897
Series J-2, 5.00%, 07/01/25	140	145,291
San Francisco Bay Area Rapid Transit District GO, 5.00%,
08/01/25	290	301,037
San Francisco City & County Airport Commission San
Francisco International Airport RB
4.00%, 05/01/25	250	254,325
5.00%, 05/01/25	395	408,506
San Francisco City & County Public Utilities Commission
Wastewater Revenue RB
Series A, 4.00%, 10/01/25	275	280,877
Series A, 5.00%, 10/01/25	205	213,894
San Francisco County Transportation Authority RB, 4.00%,
02/01/25	175	177,860
San Jose Evergreen Community College District GO,
5.00%, 09/01/25	125	130,470

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Jose Unified School District GO, Series C, 0.00%,
08/01/25 (NPFGC)(a)	$240	$224,407
San Mateo County Community College District GO
Series A, 0.00%, 09/01/25 (NPFGC)(a)	130	121,903
Series B, 0.00%, 09/01/25 (NPFGC)(a)	440	412,595
San Mateo Foster City Public Financing Authority RB
Series B, 5.00%, 08/01/25	1,070	1,113,890
Series-A, 5.00%, 08/01/25	355	369,562
San Mateo Union High School District GO, 0.00%, 09/01/25
(NPFGC)(a)	300	280,509
Santa Clara Unified School District GO, 5.00%, 07/01/25	100	103,817
Santa Clara Valley Transportation Authority RB
5.00%, 04/01/25	35	36,164
Series A, 5.00%, 06/01/25	695	720,638
Santa Monica-Malibu Unified School District GO, 4.00%,
08/01/25	125	127,474
Sequoia Union High School District GO
4.00%, 07/01/25	275	280,366
5.00%, 07/01/25	510	529,469
Southern California Public Power Authority RB, 5.00%,
07/01/25	150	155,897
Southwestern Community College District GO, Series D,
5.00%, 08/01/44 (PR 08/01/25)	1,510	1,572,535
State of California Department of Water Resources RB
5.00%, 12/01/25	460	481,628
Series AW, 5.00%, 12/01/25	100	104,702
Series AX, 5.00%, 12/01/25	330	345,516
Series BA, 5.00%, 12/01/25	55	57,586
State of California GO
4.00%, 03/01/25	35	35,511
4.00%, 09/01/25	545	555,883
4.00%, 10/01/25	200	204,190
4.00%, 11/01/25	340	347,464
5.00%, 03/01/25	450	463,457
5.00%, 04/01/25	720	742,755
5.00%, 08/01/25	2,825	2,934,182
5.00%, 09/01/25	2,355	2,450,789
5.00%, 10/01/25	2,950	3,075,463
5.00%, 11/01/25	1,355	1,415,181
5.00%, 12/01/25	60	62,780
Series B, 5.00%, 08/01/25	865	898,431
Series B, 5.00%, 09/01/25	185	192,525
University of California RB
5.00%, 05/15/25	1,010	1,048,420
Series AO, 5.00%, 05/15/25	350	363,314
Series AY, 5.00%, 05/15/25	195	202,418
Series I, 5.00%, 05/15/25	470	486,796
Upper Santa Clara Valley Joint Powers Authority RB,
Series A, 5.00%, 08/01/25	85	88,352
Whittier Union High School District GO, 0.00%, 08/01/25(a)	290	268,776
		58,542,963
Colorado — 0.8%
Board of Governors of Colorado State University System
RB, Series C, 2.50%, 03/01/25	25	24,722
Board of Water Commissioners City & County of Denver
(The) RB, Series A, 4.00%, 09/15/25	85	86,465
City & County of Denver Co. Airport System Revenue RB
5.00%, 11/15/25	170	177,014
Series A, 5.00%, 11/15/25	330	343,615
Security	Par (000)	Value

Colorado (continued)
City of Colorado Springs CO Utilities System Revenue RB,
Series A-1, 5.00%, 11/15/25	$500	$521,642
City of Colorado Springs Co. Utilities System Revenue RB,
5.00%, 11/15/25	445	464,261
Colorado Health Facilities Authority, 5.00%, 11/01/25	100	102,445
County of Adams Co. COP, 5.00%, 12/01/25	130	135,366
Denver City & County School District No. 1 COP, Series A,
5.00%, 12/01/25	275	286,540
Denver City & County School District No. 1 GO
5.00%, 12/01/25 (SAW)	415	433,367
Series A, 5.50%, 12/01/25 (SAW)	345	364,122
E-470 Public Highway Authority RB, Series B, 0.00%,
09/01/25 (NPFGC)(a)	270	250,077
State of Colorado COP
Series K, 5.00%, 03/15/25	180	185,008
Series L, 5.00%, 03/15/25	25	25,695
University of Colorado RB, Series A, 5.00%, 06/01/25
(NPFGC)	375	387,544
		3,787,883
Connecticut — 1.9%
State of Connecticut Clean Water Fund - State Revolving
Fund RB, 5.00%, 02/01/25	120	123,334
State of Connecticut GO
4.00%, 06/01/25	805	817,124
5.00%, 04/15/25	305	314,219
5.00%, 09/15/25	1,100	1,142,711
5.00%, 11/15/25	145	151,145
Series A, 5.00%, 01/15/25	1,660	1,702,241
Series A, 5.00%, 04/15/25	170	175,139
Series B, 3.00%, 06/01/25	100	99,750
Series B, 5.00%, 05/15/25	335	345,671
Series B, 5.00%, 06/15/25	125	129,189
Series C, 5.00%, 06/15/25	420	434,074
Series E, 5.00%, 09/15/25	600	623,297
Series E, 5.00%, 10/15/25	245	254,944
Series F, 5.00%, 11/15/25	410	427,377
State of Connecticut Special Tax Revenue RB
5.00%, 10/01/25	135	139,908
Series A, 5.00%, 01/01/25	245	251,119
Series A, 5.00%, 08/01/25	320	331,674
Series A, 5.00%, 09/01/25	450	467,103
Series B, 5.00%, 08/01/25	260	269,485
Series B, 5.00%, 10/01/25	330	343,119
University of Connecticut RB
5.00%, 11/01/25	195	202,797
5.00%, 11/15/25	100	104,058
Series A, 5.00%, 02/15/25	530	544,496
		9,393,974
Delaware — 1.3%
City of Wilmington DE GO, 5.00%, 12/01/25	20	20,839
County of New Castle DE GO
5.00%, 10/01/33 (PR 10/01/25)	1,565	1,629,219
5.00%, 10/01/35 (PR 10/01/25)	2,260	2,352,738
Delaware Transportation Authority RB
4.00%, 07/01/25	100	101,596
5.00%, 07/01/25	775	802,681
5.00%, 09/01/25	340	352,505
State of Delaware GO
5.00%, 03/01/25	260	267,653

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Delaware (continued)
5.00%, 10/01/25	$165	$171,806
Series 2009C, 5.00%, 10/01/25	790	822,586
Series A, 5.00%, 02/01/25	105	107,917
		6,629,540
District of Columbia — 1.9%
District of Columbia GO
5.00%, 02/01/25	715	734,865
Series A, 5.00%, 06/01/25	460	475,221
Series A, 5.00%, 10/15/25	995	1,037,328
Series B, 5.00%, 06/01/25	430	444,228
Series D, 5.00%, 06/01/25	180	185,956
Series E, 5.00%, 06/01/25	1,340	1,384,340
District of Columbia RB
5.00%, 12/01/25	360	375,294
Series A, 5.00%, 03/01/25	180	185,102
Series A, 5.00%, 12/01/25	250	261,352
Series B, 5.00%, 10/01/25	485	505,212
Series C, 5.00%, 05/01/25	365	376,535
Series C, 5.00%, 10/01/25	875	911,466
District of Columbia Water & Sewer Authority RB
5.00%, 10/01/25	75	78,061
Series A, 5.00%, 10/01/25	550	572,452
Series B, 5.00%, 10/01/25	315	327,926
Metropolitan Washington Airports Authority Aviation
Revenue RB, 5.00%, 10/01/25	200	207,738
Washington Metropolitan Area Transit Authority RB
5.00%, 07/01/25	560	579,156
Series A, 5.00%, 07/15/25	225	232,701
Series A1, 5.00%, 07/01/25	390	403,341
		9,278,274
Florida — 2.8%
Central Florida Expressway Authority RB, 5.00%, 07/01/25	140	144,684
County of Miami-Dade FL Aviation Revenue RB
5.00%, 10/01/25	120	124,210
Series B, 5.00%, 10/01/25	290	300,173
County of Miami-Dade FL GO, Series-D, 5.00%, 07/01/25	320	331,007
County of Miami-Dade FL Water & Sewer System Revenue
RB, 5.00%, 10/01/25	1,145	1,189,057
County of Orange FL Water Utility System Revenue RB,
5.00%, 10/01/25	385	401,045
County of Seminole FL Sales Tax Revenue RB, Series B,
5.25%, 10/01/25 (NPFGC)	80	83,836
Florida Department of Environmental Protection RB
5.00%, 07/01/25	2,283	2,360,235
Series A, 5.00%, 07/01/25	430	444,547
Florida Department of Management Services COP,
Series A, 5.00%, 08/01/25	480	496,945
Florida State Development Commission/Everglades
Parkway RB, Series A, 5.00%, 07/01/25	80	82,812
Hillsborough County Aviation Authority RB, 5.00%,
10/01/25	200	207,738
Hillsborough County School Board COP, Series A, 5.00%,
07/01/25	185	190,841
Orange County School Board COP, 5.00%, 08/01/25	50	51,697
Palm Beach County School District COP, Series B, 5.00%,
08/01/25	180	186,284
Palm Beach County School District RB, 5.00%, 08/01/25	500	517,455
School Board of Miami-Dade County (The) COP, Series A,
5.00%, 05/01/25	480	494,095
Security	Par (000)	Value

Florida (continued)
School Board of Miami-Dade County (The) GO, 5.00%,
03/15/25	$435	$447,171
School District of Broward County/FL COP
Series A, 5.00%, 07/01/25	165	170,210
Series C, 5.00%, 07/01/25	180	185,683
School District of Broward County/FL GO, 5.00%, 07/01/25	205	212,438
State of Florida Department of Transportation RB, 5.00%,
07/01/25	385	398,592
State of Florida Department of Transportation Turnpike
System Revenue RB
5.00%, 07/01/25	255	263,770
Series A, 5.00%, 07/01/25	695	718,905
Series-B, 5.00%, 07/01/25	190	196,535
State of Florida GO
5.00%, 06/01/25	35	36,183
5.00%, 07/01/25	290	300,522
Series A, 5.00%, 06/01/25	302	312,211
Series A, 5.00%, 07/01/25	50	51,814
Series B, 5.00%, 06/01/25	370	382,510
Series B, 5.00%, 07/01/25	35	36,270
Series C, 5.00%, 06/01/25	320	330,820
Series D, 5.00%, 06/01/25	85	87,874
State of Florida Lottery Revenue RB
5.00%, 07/01/25	920	951,297
Series A, 5.00%, 07/01/25	516	533,554
Series B, 5.00%, 07/01/25	350	361,907
State of Florida RB, 5.00%, 06/01/25	105	108,550
Tampa Bay Water RB, Series C, 5.00%, 10/01/25	90	93,482
Volusia County School Board COP, Series A, 5.00%,
08/01/25 (BAM)	90	93,301
		13,880,260
Georgia — 3.0%
Association County Commissioners of Georgia COP,
5.00%, 07/15/25	575	595,785
City of Atlanta GA, 5.00%, 12/01/25	250	261,352
City of Atlanta GA Department of Aviation RB
5.00%, 07/01/25	300	310,092
Series A, 5.00%, 07/01/25	135	139,542
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/33 (PR 05/01/25)	2,130	2,200,255
5.75%, 11/01/25 (AGM)	205	216,827
Series B, 5.00%, 11/01/25	245	255,121
County of Forsyth GA GO, 5.00%, 09/01/25	110	114,384
Forsyth County School District GO, 5.00%, 02/01/25	210	215,834
Georgia State Road & Tollway Authority RB, 5.00%,
06/01/25	990	1,022,223
Gwinnett County School District GO
5.00%, 02/01/25	645	662,920
5.00%, 08/01/25	330	342,559
Gwinnett County Water & Sewerage Authority RB, 5.00%,
08/01/25	295	306,111
Henry County School District GO
4.00%, 08/01/25 (SAW)	140	142,498
5.00%, 08/01/25 (SAW)	300	311,181
Henry County Water Authority RB, 5.00%, 02/01/25	250	256,761
Metropolitan Atlanta Rapid Transit Authority RB
5.25%, 07/01/25 (NPFGC)	100	103,844
Series A, 4.00%, 07/01/25	510	518,712
Municipal Electric Authority of Georgia RB, 5.00%,
01/01/25	145	147,875

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Private Colleges & Universities Authority RB
Series B, 5.00%, 09/01/25	$1,220	$1,265,868
Series B, 5.00%, 10/01/25	435	451,923
State of Georgia GO
5.00%, 07/01/25	250	259,071
Series A, 5.00%, 02/01/25	850	873,616
Series A, 5.00%, 07/01/25	135	139,898
Series A1, 5.00%, 02/01/25	745	765,698
Series A-1, 5.00%, 02/01/25	105	107,917
Series C1, 4.00%, 01/01/25	865	875,699
Series C1, 4.00%, 07/01/25	655	666,679
Series E, 5.00%, 12/01/25	1,135	1,186,536
Series F, 5.00%, 01/01/25	60	61,565
Series F, 5.00%, 07/01/25	165	170,987
		14,949,333
Hawaii — 1.9%
City & County Honolulu HI Wastewater System
Revenue RB
5.00%, 07/01/25	985	1,018,814
Series A, 5.00%, 07/01/45 (PR 07/01/25)	600	620,864
Series B, 5.00%, 07/01/25	335	346,523
City & County Honolulu Wastewater System Revenue RB,
5.00%, 07/01/30 (PR 07/01/25)	1,240	1,283,118
City & County of Honolulu GO, 5.00%, 09/01/25	100	103,883
City & County of Honolulu HI GO
4.00%, 08/01/25	75	76,309
5.00%, 09/01/25	385	399,948
Series A, 5.00%, 10/01/25	245	254,949
Series B, 5.00%, 09/01/25	410	425,919
Series C, 5.00%, 10/01/25	65	67,640
Series E, 5.00%, 09/01/25	270	280,483
County of Hawaii HI GO, Series D, 5.00%, 09/01/25	550	571,355
State of Hawaii GO
5.00%, 01/01/25	170	174,198
5.00%, 10/01/25	595	619,109
Series EZ, 5.00%, 10/01/25	495	514,995
Series FE, 5.00%, 10/01/25	425	442,258
Series FH, 5.00%, 10/01/25	210	218,528
Series FK, 5.00%, 05/01/25	545	561,942
Series FN, 5.00%, 10/01/25	590	613,959
Series FT, 5.00%, 01/01/25	195	199,816
State of Hawaii State Highway Fund RB
Series A, 4.00%, 01/01/25	135	136,483
Series B, 5.00%, 01/01/25	390	399,631
University of Hawaii RB
5.00%, 10/01/25	90	93,214
Series B, 5.00%, 10/01/25	115	119,107
		9,543,045
Idaho — 0.3%
Idaho Housing & Finance Association RB, 5.00%, 07/15/25	1,320	1,363,911

Illinois — 3.6%
Chicago O’Hare International Airport RB
5.00%, 01/01/25	1,835	1,878,270
Series C, 5.00%, 01/01/25	225	230,368
Series F, 5.00%, 01/01/25	190	194,480
County of Will IL GO, 5.00%, 11/15/41 (PR 11/15/25)	2,000	2,080,411
Illinois Finance Authority RB
4.00%, 01/01/25	590	596,807
4.00%, 07/01/25	1,120	1,137,046
Security	Par (000)	Value

Illinois (continued)
5.00%, 01/01/25	$470	$481,869
5.00%, 07/01/25	700	724,473
5.00%, 12/01/25	565	587,546
Illinois State Toll Highway Authority RB
5.00%, 01/01/25	155	158,849
Series A, 5.00%, 01/01/25	140	143,477
Series B, 5.00%, 01/01/25	420	430,431
Sales Tax Securitization Corp. RB, Series A, 5.00%,
01/01/25	500	510,399
State of Illinois GO
5.00%, 01/01/25	155	158,037
5.00%, 02/01/25	3,320	3,389,121
5.00%, 05/01/25	1,000	1,024,491
5.00%, 10/01/25	100	103,087
5.50%, 05/01/25	210	216,916
Series A, 5.00%, 03/01/25	510	521,214
Series B, 5.00%, 03/01/25	825	843,140
Series D, 5.00%, 11/01/25	2,090	2,157,310
State of Illinois Sales Tax Revenue RB, 5.00%, 06/15/25	200	205,252
		17,772,994
Indiana — 1.5%
City of Indianapolis Department of Public Utilities Water
System Revenue RB, 5.00%, 10/01/25	445	461,838
Indiana Finance Authority RB
5.00%, 02/01/25	1,340	1,375,843
5.00%, 02/01/31 (PR 02/01/25)	2,230	2,289,319
Series B, 5.00%, 02/01/25	515	528,776
Series C, 5.00%, 12/01/25	875	911,117
Indiana University RB, 5.00%, 06/01/25	605	624,801
Indianapolis Local Public Improvement Bond Bank RB,
5.00%, 01/01/25	110	112,793
Purdue University COP, Series A, 5.00%, 07/01/25	135	139,949
Purdue University RB
4.00%, 07/01/25	90	91,638
5.00%, 07/01/25	435	450,948
Series A, 5.25%, 07/01/25	190	197,842
		7,184,864
Iowa — 0.5%
County of Polk IA GO, 5.00%, 06/01/25	185	191,055
Iowa Finance Authority RB, 5.00%, 08/01/25	835	865,956
State of Iowa GO
5.00%, 06/15/25	520	536,468
Series-A, 5.00%, 06/01/25	260	268,041
State of Iowa RB, Series A, 5.00%, 06/01/25	635	654,638
		2,516,158
Kansas — 1.2%
County of Johnson KS GO, 5.00%, 09/01/25	205	212,623
Johnson County Public Building Commission RB
5.00%, 09/01/25	180	186,583
Series A, 5.00%, 09/01/25	265	274,692
Johnson County Unified School District No. 229 Blue Valley
GO, 5.00%, 10/01/25	1,500	1,560,272
Johnson County Unified School District No. 512 Shawnee
Mission GO
5.00%, 10/01/30 (PR 10/01/25)	510	530,384
5.00%, 10/01/31 (PR 10/01/25)	800	831,975
Series B, 5.00%, 10/01/25	250	259,885
Sedgwick County Unified School District No. 265 Goddard
GO, Series B, 5.00%, 10/01/25	20	20,770

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kansas (continued)
State of Kansas Department of Transportation RB
5.00%, 09/01/25	$1,285	$1,333,049
Series A, 5.00%, 09/01/25	540	560,192
		5,770,425
Kentucky — 0.1%
Louisville and Jefferson County Metropolitan Sewer District
RB, 5.00%, 05/15/25	295	304,241

Louisiana — 0.4%
State of Louisiana Gasoline & Fuels Tax Revenue RB,
Series B, 5.00%, 05/01/25	430	443,960
State of Louisiana GO
5.00%, 03/01/25	30	30,883
5.00%, 09/01/25	120	124,413
Series A, 5.00%, 03/01/25	110	113,238
Series A, 5.00%, 09/01/25	310	321,401
Series B, 5.00%, 05/01/25	40	41,299
Series B, 5.00%, 08/01/25	370	382,699
State of Louisiana RB, 5.00%, 09/01/25	705	732,084
		2,189,977
Maine — 0.8%
Maine Governmental Facilities Authority RB, 5.00%,
10/01/25	105	109,197
Maine Municipal Bond Bank RB
5.00%, 11/01/25	525	546,108
Series A, 5.00%, 09/01/25	290	300,606
Series B, 5.00%, 11/01/25	185	192,438
State of Maine GO
5.00%, 06/01/25	320	330,820
Series B, 5.00%, 06/01/25	2,295	2,372,599
		3,851,768
Maryland — 3.5%
City of Baltimore MD RB
5.00%, 07/01/25	295	304,869
Series A, 5.00%, 07/01/25	190	196,356
County of Anne Arundel MD GOL
5.00%, 04/01/25	200	206,189
5.00%, 10/01/25	1,515	1,576,520
County of Baltimore MD GO
5.00%, 03/01/25	550	565,847
5.00%, 08/01/25	125	129,659
County of Charles MD GO, 5.00%, 10/01/25	85	88,452
County of Frederick MD GO, 5.00%, 08/01/25	300	311,074
County of Howard MD GO
5.00%, 08/15/25	290	301,280
Series A, 5.00%, 02/15/25	365	375,426
County of Montgomery GO, 5.00%, 08/01/25	100	103,806
County of Montgomery MD COP, Series B, 5.00%,
04/01/25	100	103,078
County of Montgomery MD GO
5.00%, 11/01/25	1,075	1,120,599
Series C, 5.00%, 10/01/25	205	213,325
Series D, 4.00%, 11/01/25	620	632,934
County of Prince George’s MD GOL
5.00%, 07/15/25	1,505	1,560,853
Series A, 5.00%, 07/01/25	250	259,071
Series A, 5.00%, 07/15/25	305	316,319
Series B, 5.00%, 07/15/25	100	103,711
Security	Par (000)	Value

Maryland (continued)
State of Maryland Department of Transportation RB
4.00%, 09/01/25	$425	$432,999
5.00%, 05/01/25	95	98,002
5.00%, 09/01/25	315	327,554
5.00%, 10/01/25	515	536,463
5.00%, 12/01/25	130	135,754
State of Maryland GO
Second Series A, 5.00%, 08/01/25	435	451,555
Second Series B, 5.00%, 08/01/25	390	404,842
Series A, 5.00%, 03/15/25	640	659,339
Series A, 5.00%, 08/01/25	455	472,316
Series B, 4.00%, 08/01/25	335	341,304
Series B, 5.00%, 08/01/25	2,435	2,527,669
Washington Suburban Sanitary Commission GO
4.00%, 06/01/25 (GTD)	75	76,265
5.00%, 06/01/25 (GTD)	545	563,822
Washington Suburban Sanitary Commission RB
4.00%, 06/01/25 (GTD)	485	493,181
5.00%, 06/01/25 (GTD)	350	362,087
5.00%, 06/15/25 (GTD)	490	507,324
5.00%, 12/01/25 (GTD)	250	261,064
		17,120,908
Massachusetts — 3.2%
City of Boston MA GO, Series A, 5.00%, 11/01/25	200	209,016
Commonwealth of Massachusetts GO
5.00%, 05/01/25	1,000	1,032,811
Series A, 5.00%, 01/01/25	235	241,132
Commonwealth of Massachusetts GOL
5.00%, 07/01/25	150	155,329
5.00%, 09/01/25	150	156,101
Series A, 5.00%, 03/01/25	100	102,944
Series A, 5.00%, 07/01/25	290	300,303
Series B, 5.00%, 04/01/25	160	164,978
Series B, 5.00%, 07/01/25	330	341,724
Series B, 5.00%, 11/01/25	295	308,102
Series B, 5.25%, 09/01/25 (AGM)	415	433,958
Series C, 5.00%, 08/01/25	840	871,306
Series C, 5.00%, 09/01/25	145	150,898
Series C, 5.00%, 10/01/25	970	1,011,254
Series D, 5.00%, 07/01/25	645	667,915
Series E, 5.00%, 11/01/25	230	240,215
Series E, 5.00%, 11/01/25 (AMBAC)	180	187,994
Commonwealth of Massachusetts Transportation Fund
Revenue RB, Series A, 5.00%, 06/01/25	240	248,245
Massachusetts Bay Transportation Authority RB, Series A,
5.00%, 07/01/25	990	1,025,250
Massachusetts Bay Transportation Authority Sales Tax
Revenue RB, 5.00%, 07/01/25	165	170,831
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/25	1,520	1,578,446
Series 22, 5.00%, 08/01/25	95	98,634
Massachusetts Development Finance Agency RB
Series A, 5.00%, 07/15/25	685	711,479
Series A, 5.00%, 10/15/25	250	260,689
Massachusetts School Building Authority RB
5.00%, 01/15/25	130	133,401
5.00%, 02/15/25	165	169,588
Series A, 5.00%, 11/15/41 (PR 11/15/25)	250	260,895
Series A, 5.00%, 11/15/45 (PR 11/15/25)	2,475	2,582,860
Series C, 5.00%, 08/15/25	260	270,061

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Transportation Trust Fund Metropolitan
Highway System Revenue RB, 5.00%, 01/01/25	$530	$543,829
Massachusetts Water Resources Authority
5.00%, 08/01/25	110	114,338
5.00%, 08/01/25 (ETM)	25	25,912
Massachusetts Water Resources Authority RB
5.00%, 08/01/25	300	311,831
Series B, 5.25%, 08/01/25 (AGM)	15	15,664
Series C, 5.00%, 08/01/25	10	10,375
Town of Watertown MA GOL, 5.00%, 02/01/25	225	231,418
University of Massachusetts Building Authority RB, 5.00%,
11/01/25	210	218,815
		15,558,541
Michigan — 1.1%
Lansing School District GO, 5.00%, 05/01/25 (Q-SBLF)	20	20,628
Michigan Finance Authority RB
5.00%, 10/01/25	380	395,755
Series A, 5.00%, 12/01/25	185	191,834
Series B, 5.00%, 10/01/25	745	775,889
Michigan State Building Authority RB
5.00%, 04/15/25	335	345,126
Series I, 5.00%, 04/15/25	750	772,669
Michigan State University RB, 5.00%, 02/15/25	335	343,909
State of Michigan GO
Series A, 5.00%, 05/01/25	210	216,673
Series B, 4.00%, 11/01/25	160	163,653
State of Michigan RB, 5.00%, 03/15/25	1,165	1,195,925
State of Michigan Trunk Line Revenue RB, 5.00%,
11/15/25	100	104,216
University of Michigan RB
5.00%, 04/01/25	460	474,311
Series A, 5.00%, 04/01/25	305	314,489
Wayne County Airport Authority RB, Series A, 5.00%,
12/01/25	25	25,935
		5,341,012
Minnesota — 2.0%
City of Minneapolis MN GO, 4.00%, 12/01/25	200	204,475
County of Hennepin MN GO
5.00%, 12/01/25	1,000	1,045,407
Series A, 5.00%, 12/01/25	350	365,892
Metropolitan Council GO
5.00%, 03/01/25	760	781,897
Series A, 5.00%, 03/01/25	190	195,474
Series B, 5.00%, 12/01/25	1,050	1,096,712
Minneapolis-St Paul Metropolitan Airports Commission RB
Series A, 5.00%, 01/01/25	575	589,200
Series C, 5.00%, 01/01/25	210	215,186
Minnesota Public Facilities Authority RB, Series A, 5.00%,
03/01/25	480	494,129
Southern Minnesota Municipal Power Agency RB, Series A,
0.00%, 01/01/25 (NPFGC)(a)	55	52,274
State of Minnesota GO
Series A, 5.00%, 08/01/25	550	571,040
Series A, 5.00%, 10/01/25	165	171,876
Series B, 5.00%, 08/01/25	310	321,859
Series B, 5.00%, 10/01/25	135	140,626
Series D, 5.00%, 08/01/25	2,045	2,123,230
Series E, 5.00%, 10/01/25	100	104,168
Security	Par (000)	Value

Minnesota (continued)
University of Minnesota RB
Series B, 5.00%, 10/01/25	$275	$285,640
Series B, 5.00%, 12/01/25	1,055	1,099,030
		9,858,115
Mississippi — 0.3%
State of Mississippi GO
Series B, 5.00%, 12/01/25	450	469,193
Series C, 5.00%, 10/01/25	635	659,839
Series F, 5.00%, 11/01/32 (PR 11/01/25)	300	312,858
		1,441,890
Missouri — 0.4%
Metropolitan St Louis Sewer District RB, Series B, 5.00%,
05/01/25	110	113,419
Missouri Highway & Transportation Commission RB, 5.00%,
05/01/25	930	958,910
Missouri State Board of Public Buildings RB
5.00%, 10/01/25	460	477,700
Series A, 5.00%, 04/01/25	375	386,667
		1,936,696
Nebraska — 0.7%
City of Omaha NE GO, 5.00%, 04/15/25	825	851,324
Douglas County School District No. 17/NE GO, 4.00%,
06/15/35 (PR 06/15/25)	630	639,931
Nebraska Public Power District RB
Series A, 5.00%, 01/01/25	450	460,799
Series C, 5.00%, 01/01/25	370	378,879
Omaha Public Power District Nebraska City Station Unit 2
RB, Series A, 5.00%, 02/01/25	150	153,680
Omaha Public Power District RB
5.00%, 02/01/25	305	313,339
Series A, 5.00%, 02/01/25	595	611,267
		3,409,219
Nevada — 1.5%
Clark County School District GOL, Series A, 5.00%,
06/15/25	1,045	1,076,177
Clark County Water Reclamation District GOL, 5.00%,
07/01/25	615	636,617
County of Clark Department of Aviation RB, 5.00%,
07/01/25	1,055	1,090,293
County of Clark NV GOL
5.00%, 11/01/25	890	926,768
Series A, 5.00%, 06/01/25	230	237,528
Series A, 5.00%, 11/01/25	455	473,797
Series B, 5.00%, 06/01/25	50	51,636
Series B, 5.00%, 12/01/25	280	292,071
County of Clark NV RB
5.00%, 07/01/25	475	491,338
Series B, 5.00%, 07/01/25	145	149,987
Las Vegas Valley Water District GOL, 5.00%, 06/01/25	360	371,977
State of Nevada GOL
5.00%, 05/01/25	225	232,382
Series A, 5.00%, 05/01/25	260	268,531
Series D, 5.00%, 04/01/25	100	103,111
State of Nevada Highway Improvement Revenue RB,
5.00%, 12/01/25	815	851,070
Washoe County School District/NV GOL
Series A, 5.00%, 06/01/25	140	144,456
Series C, 5.00%, 10/01/25	60	62,309
		7,460,048

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Hampshire — 0.5%
City of Manchester NH GO, 4.00%, 06/15/25	$385	$390,190
City of Nashua NH GO, 5.00%, 09/01/25	140	145,637
New Hampshire Municipal Bond Bank RB
5.00%, 08/15/25	515	534,929
5.00%, 08/15/25 (ST INTERCEPT)	100	103,870
Series A, 5.00%, 08/15/25	230	238,900
New Hampshire State Turnpike System RB, 4.00%,
11/01/25	165	168,369
State of New Hampshire GO
5.00%, 12/01/25	540	564,520
Series B, 5.00%, 12/01/25	175	182,946
		2,329,361
New Jersey — 2.4%
County of Essex NJ GO, 5.00%, 08/01/25	170	176,302
County of Monmouth NJ GO, 5.00%, 07/15/25	195	202,274
Monmouth County Improvement Authority (The) RB
4.00%, 08/01/25 (GTD)	50	50,853
5.00%, 02/15/25 (GTD)	100	102,826
5.00%, 12/01/25 (GTD)	270	282,260
New Jersey Economic Development Authority, 5.00%,
11/01/25	170	175,638
New Jersey Economic Development Authority RB
5.00%, 03/01/25	575	588,971
5.00%, 06/15/25	305	313,932
Series A, 4.13%, 06/15/25	170	172,306
Series B, 4.00%, 11/01/25 (SAP)	910	916,166
Series D, 5.00%, 06/15/25	130	133,807
Series WW, 5.25%, 06/15/31 (PR 06/15/25) (SAP)	1,000	1,039,208
New Jersey Educational Facilities Authority RB
Series B, 5.00%, 07/01/25	605	626,951
Series D, 5.00%, 07/01/25	470	487,053
New Jersey Infrastructure Bank RB, Series A-1, 5.00%,
09/01/25 (GTD)	110	114,452
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/25	105	108,094
Series A, 5.00%, 06/15/25	225	231,589
Series A, 5.75%, 06/15/25 (NPFGC)	220	229,407
New Jersey Turnpike Authority RB
Series B, 5.00%, 01/01/25	115	117,904
Series C-2, 5.50%, 01/01/25 (AMBAC)	800	825,915
State of New Jersey GO
5.00%, 06/01/25	1,015	1,047,488
5.00%, 06/01/31 (PR 06/01/25)	110	113,640
5.00%, 06/01/32 (PR 06/01/25)	500	516,545
Series A, 5.00%, 06/01/25	3,270	3,374,664
		11,948,245
New Mexico — 0.7%
New Mexico Finance Authority RB
5.00%, 06/01/25	210	217,063
5.00%, 06/15/25	325	335,771
Series A, 5.00%, 06/15/25	245	253,436
Santa Fe Public School District GO, 5.00%, 08/01/25
(SAW)	100	103,413
State of New Mexico GO, 5.00%, 03/01/25	1,230	1,265,246
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/25	910	938,731
Series D, 5.00%, 07/01/25	135	139,262
		3,252,922
Security	Par (000)	Value

New York — 7.1%
City of New York NY GO
4.00%, 08/01/25	$100	$101,843
5.00%, 08/01/25	710	736,741
5.00%, 09/01/25	130	134,941
Series 1, 5.00%, 08/01/25	625	648,539
Series A, 5.00%, 08/01/25	1,770	1,836,664
Series A-1, 5.00%, 08/01/25	235	243,851
Series C, 4.00%, 08/01/25	240	244,422
Series C, 5.00%, 08/01/25	4,575	4,747,308
Series C-1, 5.00%, 08/01/25	675	700,423
Series E, 5.00%, 08/01/25	370	383,935
Series F-1, 5.00%, 06/01/25	125	129,272
County of Monroe NY GOL, 5.00%, 06/01/25 (AGM)	50	51,890
Erie County Industrial Development Agency (The) RB,
5.00%, 05/01/25 (SAW)	310	320,225
Hudson Yards Infrastructure Corp. RB, 4.00%, 02/15/25	100	101,503
Long Island Power Authority RB
0.00%, 06/01/25 (AGM)(a)	200	187,747
5.00%, 09/01/25	140	145,608
Metropolitan Transportation Authority RB
5.00%, 11/15/25	390	402,631
Series A, 5.00%, 11/15/25	140	146,373
Series A2, 5.00%, 11/15/25	150	154,427
Series B, 5.00%, 11/15/25	650	669,183
Series B2, 5.00%, 11/15/25	265	277,063
Series C-1, 5.00%, 11/15/25	470	483,871
Series F, 5.00%, 11/15/25	230	236,788
New York City Municipal Water Finance Authority RB,
5.00%, 06/15/25	425	440,261
New York City Transitional Finance Authority Building Aid
Revenue RB
4.00%, 07/15/25	185	188,032
5.00%, 07/15/25 (SAW)	40	41,415
5.00%, 07/15/25 (ETM) (SAW)	185	191,562
Series S-3, 5.00%, 07/15/25 (SAW)	725	750,650
Series S-4A, 5.00%, 07/15/25 (SAW)	205	212,253
New York City Transitional Finance Authority Future Tax
Secured Revenue RB
4.00%, 05/01/25	100	101,576
5.00%, 02/01/25	445	457,298
5.00%, 05/01/25	135	139,406
5.00%, 08/01/25	605	627,905
5.00%, 11/01/25	1,000	1,039,986
Series A-1, 5.00%, 08/01/25	50	51,893
Series B-1, 5.00%, 08/01/25	275	285,412
Series C, 5.00%, 11/01/25	1,360	1,414,380
New York City Water & Sewer System RB
4.00%, 06/15/25	620	631,079
5.00%, 06/15/25	325	336,670
Series FF, 4.00%, 06/15/25	50	50,893
Series GG, 5.00%, 06/15/25	320	331,491
New York State Dormitory Authority RB
4.00%, 02/15/25	130	131,903
5.00%, 03/15/25	280	288,751
5.00%, 07/01/25	365	378,593
5.00%, 10/01/25	255	265,736
5.00%, 07/01/37 (PR 07/01/25)	50	51,739
Series 1, 5.00%, 03/15/25	455	468,930
Series A, 5.00%, 02/15/25	570	586,238
Series A, 5.00%, 03/15/25	950	979,718

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 07/01/25	$345	$356,931
Series B, 5.00%, 02/15/25	370	380,930
Series B, 5.50%, 03/15/25 (AMBAC)	210	217,755
Series C, 5.00%, 03/15/25	325	334,950
Series D, 5.00%, 02/15/25	845	869,391
Series E, 5.00%, 02/15/25	60	61,772
Series E, 5.00%, 03/15/25	615	633,658
New York State Environmental Facilities Corp., 5.00%,
06/15/25	150	155,303
New York State Environmental Facilities Corp. RB
5.00%, 06/15/25	205	212,248
5.00%, 10/15/25	70	73,084
Series A, 4.00%, 06/15/25	110	111,905
Series B, 5.00%, 06/15/25	365	377,904
Series D, 5.00%, 03/15/25	215	221,497
New York State Thruway Authority RB
5.00%, 01/01/25	220	225,740
Series A-1, 5.00%, 03/15/25	235	241,838
Series L, 5.00%, 01/01/25	260	266,784
New York State Urban Development Corp. RB
5.00%, 03/15/25	1,675	1,723,739
5.00%, 03/15/25 (ETM)	5	5,144
Series A, 5.00%, 03/15/25	2,275	2,341,198
Series C, 5.00%, 03/15/25	105	108,055
Port Authority of New York & New Jersey RB
4.00%, 12/01/25	145	148,212
Series 189, 5.00%, 05/01/25	195	201,028
Series 205, 5.00%, 11/15/25	490	511,319
State of New York GO
Series A, 5.00%, 02/15/25	75	77,165
Series-A, 5.00%, 03/15/25	50	51,527
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/25	500	521,416
Series A, 5.00%, 11/15/25	225	234,587
Series B, 5.00%, 11/15/25	535	557,915
Series C-1, 5.00%, 11/15/25	260	271,137
		35,023,150
North Carolina — 2.1%
City of Charlotte NC COP
5.00%, 12/01/25	50	52,224
Series B, 5.00%, 06/01/25	50	51,682
City of Charlotte NC GO, Series A, 5.00%, 07/01/25	85	88,036
City of Charlotte NC Water & Sewer System RB, 5.00%,
07/01/25	200	207,143
City of Charlotte NC Water & Sewer System Revenue RB,
5.00%, 07/01/25	405	419,465
City of Raleigh NC GO, Series A, 5.00%, 09/01/25	245	254,764
City of Winston-Salem NC Water & Sewer System Revenue
RB, 5.00%, 06/01/25	275	284,497
County of Buncombe NC, 5.00%, 06/01/25	210	217,062
County of Durham NC GO, 5.00%, 10/01/25	275	286,461
County of Forsyth NC GO
5.00%, 03/01/25	270	277,990
5.00%, 07/01/25	95	98,447
5.00%, 12/01/25	200	209,081
County of Guilford NC GO, 5.00%, 03/01/25	350	360,084
County of Iredell NC RB, 5.00%, 12/01/25	25	26,112
County of Johnston NC GO, 4.00%, 02/01/25	240	243,183
County of Mecklenburg NC GO
5.00%, 03/01/25	110	113,307
Security	Par (000)	Value

North Carolina (continued)
5.25%, 12/01/25	$10	$10,510
County of New Hanover NC GO, 5.00%, 08/01/25	100	103,806
County of Wake NC GO
5.00%, 02/01/25	195	200,418
5.00%, 03/01/25	580	597,073
Series A, 5.00%, 03/01/25	445	458,099
Series C, 5.00%, 03/01/25	370	380,891
County of Wake NC RB, 5.00%, 08/01/25	185	191,895
North Carolina Municipal Power Agency No. 1 RB, Series A,
5.00%, 01/01/25	580	593,111
State of North Carolina GO
5.00%, 06/01/25	315	326,106
Series A, 5.00%, 06/01/25	1,535	1,589,122
Series B, 5.00%, 06/01/25	980	1,014,553
State of North Carolina RB
5.00%, 03/01/25	250	256,774
5.00%, 05/01/25	520	536,793
Series B, 5.00%, 05/01/25	730	753,574
		10,202,263
Ohio — 3.2%
American Municipal Power Inc. RB, Series-A, 5.00%,
02/15/25	390	399,487
City of Cincinnati OH GO, Series A, 4.00%, 12/01/25	150	153,141
City of Cincinnati OH Water System Revenue RB, 4.00%,
12/01/30 (PR 12/01/25)	2,000	2,044,753
City of Cleveland OH GO, 5.00%, 12/01/25	140	146,035
City of Columbus OH GO
4.00%, 08/15/25	45	45,824
Series 1, 5.00%, 07/01/25	840	869,685
Series A, 4.00%, 04/01/25	250	253,551
Series A, 5.00%, 04/01/25	430	443,025
City of Columbus OH GOL
5.00%, 07/01/25	175	181,184
Series B, 4.00%, 07/01/25	35	35,591
City of Columbus OH RB, Series A, 5.00%, 07/01/25	205	212,244
Cleveland Department of Public Utilities Division of Water
RB, 5.00%, 01/01/25	780	800,243
County of Franklin OH Sales Tax Revenue RB, 5.00%,
06/01/25	170	175,717
County of Hamilton OH Sales Tax Revenue RB, Series A,
5.00%, 12/01/25	120	124,761
Ohio State University (The) RB, 5.00%, 12/01/25	535	557,083
Ohio Turnpike & Infrastructure Commission RB, 5.00%,
02/15/25	185	190,116
Ohio Water Development Authority RB
5.00%, 06/01/25	200	206,799
Series A, 5.00%, 06/01/25	410	423,937
Series A, 5.00%, 12/01/25	530	553,822
Ohio Water Development Authority Water Pollution Control
Loan Fund RB
5.00%, 06/01/25	430	444,617
5.00%, 12/01/25	220	229,888
Series 2015-A, 5.00%, 12/01/25	610	637,418
Series B, 5.00%, 12/01/25	160	167,191
State of Ohio GO
4.00%, 05/01/25	150	152,339
5.00%, 08/01/25	785	814,102
5.00%, 08/01/25 (ETM)	5	5,187
5.00%, 09/01/25	165	171,406
5.00%, 10/01/25	445	463,070

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
5.00%, 11/01/25	$145	$151,151
5.00%, 05/01/26 (PR 05/01/25)	1,000	1,032,293
Series A, 5.00%, 06/15/25	285	294,866
Series A, 5.00%, 09/01/25	460	477,860
Series A, 5.00%, 09/15/25	230	239,123
Series A, 5.00%, 05/01/37 (PR 05/01/25)	325	335,495
Series B, 5.00%, 09/01/25	225	233,736
Series B, 5.00%, 09/15/25	615	639,393
Series S, 5.00%, 05/01/25	165	170,357
Series V, 5.00%, 05/01/25	315	325,227
State of Ohio RB
5.00%, 04/01/25	295	303,935
Series A, 5.00%, 02/01/25	50	51,352
Series C, 5.00%, 12/01/25	145	151,085
Series-A, 5.00%, 06/01/25	630	650,051
		15,958,140
Oklahoma — 0.4%
City of Oklahoma City OK GO, 5.00%, 03/01/25	95	97,797
Grand River Dam Authority RB
Series A, 4.00%, 06/01/25	160	161,869
Series A, 5.00%, 06/01/25	650	669,518
Oklahoma Capitol Improvement Authority RB, Series A,
4.00%, 07/01/25	110	111,530
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/25	385	397,662
Oklahoma Turnpike Authority RB, Series E, 5.00%,
01/01/25	210	215,186
Oklahoma Water Resources Board RB, 5.00%, 04/01/25	365	375,815
		2,029,377
Oregon — 2.1%
City of Eugene OR Electric Utility System Revenue RB,
Series A, 5.00%, 08/01/25	15	15,556
City of Portland OR GOL, 5.00%, 06/15/25	95	98,306
City of Portland OR Sewer System Revenue RB, Series A,
5.00%, 06/15/25	320	331,018
City of Portland Sewer System Revenue RB
5.00%, 03/01/25	110	113,152
5.00%, 06/01/25	260	268,744
Clackamas & Washington Counties School District No. 3
GO
5.00%, 06/15/29 (PR 06/15/25) (GTD)	300	310,410
5.00%, 06/15/32 (PR 06/15/25) (GTD)	3,000	3,104,104
Multnomah County School District No. 1 Portland/OR GO
5.00%, 06/15/25 (GTD)	1,165	1,205,113
Series B, 5.00%, 06/15/25 (GTD)	270	279,297
Multnomah County School District No. 7 Reynolds GO,
0.00%, 06/15/36 (PR 06/15/25) (GTD)(a)	650	376,384
Portland Community College District GO, 5.00%, 06/15/25	635	656,864
Salem-Keizer School District No. 24J GO, Series-B, 5.00%,
06/15/25 (GTD)	275	284,215
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/25	355	370,766
Series C, 5.00%, 11/15/25	100	104,441
State of Oregon GO
5.00%, 05/01/25	1,000	1,032,812
5.00%, 06/01/25	165	170,549
5.00%, 08/01/25	155	160,899
5.00%, 08/01/35 (PR 08/01/25)	550	572,234
Series H, 5.00%, 08/01/25	300	311,417
Series L, 5.00%, 08/01/25	225	233,563
Security	Par (000)	Value

Oregon (continued)
Tri-County Metropolitan Transportation District of Oregon
RB, 5.00%, 09/01/25	$200	$207,847
		10,207,691
Pennsylvania — 2.7%
City of Philadelphia PA GO, Series A, 5.00%, 08/01/25	355	366,906
City of Philadelphia PA Water & Wastewater Revenue RB
5.00%, 06/01/25	400	412,155
5.00%, 10/01/25	645	669,544
Series B, 5.00%, 11/01/25	130	135,169
Commonwealth of Pennsylvania GO
5.00%, 05/15/25	140	144,583
5.00%, 07/15/25	175	181,326
5.00%, 09/15/25 (AGM)	20	20,823
5.00%, 10/01/25	1,015	1,057,083
First Series, 5.00%, 01/01/25	1,425	1,461,187
First Series, 5.00%, 02/01/25 (AGM)	370	380,006
First Series, 5.00%, 08/15/25	1,105	1,146,872
First Series, 5.00%, 09/15/25	1,175	1,222,587
Second Series, 5.00%, 01/15/25	135	138,532
Second Series, 5.00%, 09/15/25	1,270	1,321,435
Series D, 5.00%, 08/15/25	145	150,494
County of Bucks PA GO, 5.00%, 06/01/25	140	144,962
County of Chester PA GOL, 5.00%, 07/15/25	100	103,750
Delaware County Authority RB, 5.00%, 12/01/25	60	62,367
Delaware River Joint Toll Bridge Commission RB, 5.00%,
07/01/25	105	108,631
Delaware River Port Authority RB
5.00%, 01/01/25	120	123,030
Series B, 5.00%, 01/01/25	275	281,945
Pennsylvania Higher Educational Facilities Authority RB,
5.00%, 10/01/25	360	374,696
Pennsylvania Infrastructure Investment Authority RB,
5.00%, 01/15/25	150	154,032
Pennsylvania State University (The) RB, 5.25%, 08/15/25	365	381,281
Pennsylvania Turnpike Commission RB
5.00%, 12/01/25	1,020	1,061,868
Series A, 5.00%, 12/01/25	765	796,402
Series A2, 5.00%, 12/01/25	480	499,703
Series B, 5.00%, 06/01/25	170	174,799
Philadelphia Authority for Industrial Development RB,
5.00%, 07/01/25	250	258,363
Township of Lower Merion PA GO, 5.00%, 01/15/25	55	56,471
		13,391,002
Rhode Island — 0.4%
Narragansett Bay Commission RB, 5.00%, 02/01/30
(PR 02/01/25)	400	410,936
Rhode Island Commerce Corp. RB
5.00%, 06/15/25	190	195,529
Series B, 5.00%, 06/15/25	460	473,893
Rhode Island Infrastructure Bank Water Pollution Control
Revolving Fund RB
5.00%, 10/01/25	145	150,981
Series B, 5.00%, 10/01/25	135	140,569
State of Rhode Island GO
5.00%, 01/15/25	500	513,010
Series A, 5.00%, 08/01/25	105	108,851
		1,993,769

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina — 0.5%
City of Charleston SC Waterworks & Sewer System
Revenue RB, 5.00%, 01/01/32 (PR 01/01/25)	$815	$835,924
City of Columbia SC Waterworks & Sewer System Revenue
RB, Series B, 5.00%, 02/01/25	265	272,323
County of Charleston SC GO, 5.00%, 11/01/25 (SAW)	480	500,893
Fort Mill School District No. 4 GO, Series A, 5.00%,
03/01/25, (SCSDE)	100	103,022
Horry County School District/SC RB, 5.00%, 03/01/25	100	102,709
South Carolina Transportation Infrastructure Bank RB,
Series-B, 5.00%, 10/01/25	515	535,474
State of South Carolina GO
5.00%, 04/01/25	125	128,889
5.00%, 04/01/25 (SAW)	200	206,222
		2,685,456
Tennessee — 2.6%
City of Memphis TN Electric System Revenue RB, 5.00%,
12/01/25	140	146,035
City of Memphis TN GO
5.00%, 04/01/25	200	206,058
Series A, 5.00%, 12/01/25	305	318,569
City of Memphis TN Sanitary Sewerage System Revenue
RB, 5.00%, 10/01/25	655	681,738
County of Blount TN GO, 5.00%, 06/01/25	585	604,146
County of Hamilton TN GO
4.00%, 03/01/25	460	466,286
Series A, 5.00%, 04/01/25	150	154,593
County of Montgomery TN GO, 5.00%, 04/01/25	560	577,054
County of Putnam TN GO, 5.00%, 04/01/25	185	190,604
County of Shelby TN GO
5.00%, 04/01/25	370	380,660
Series A, 5.00%, 04/01/25	355	365,229
County of Sumner TN GO, 5.00%, 12/01/25	150	156,811
Metropolitan Government of Nashville & Davidson County
TN Electric Revenue RB
5.00%, 05/15/25	195	201,486
Series A, 5.00%, 05/15/25	260	268,648
Metropolitan Government of Nashville & Davidson County
TN GO
5.00%, 01/01/25	1,100	1,128,395
5.00%, 07/01/25	1,065	1,102,837
Series A, 5.00%, 07/01/25	285	295,125
Metropolitan Government of Nashville & Davidson County
TN Water & Sewer Revenue RB
5.00%, 07/01/25	260	268,943
Series B, 5.00%, 07/01/25	300	310,318
State of Tennessee GO
5.00%, 02/01/25	580	596,114
5.00%, 09/01/25	210	218,412
5.00%, 08/01/29 (PR 08/01/25)	2,035	2,111,244
Series A, 5.00%, 08/01/25	430	446,387
Tennessee State School Bond Authority RB
5.00%, 11/01/25 (ST HGR ED INTERCEPT PROG)	340	354,498
5.00%, 11/01/25 (ST INTERCEPT)	380	396,203
Series A, 5.00%, 11/01/25 (NPFGC)	420	437,909
Series B, 5.00%, 11/01/25	505	526,533
		12,910,835
Texas — 11.4%
Alamo Regional Mobility Authority RB, 5.00%, 06/15/25	180	185,800
Aldine Independent School District GOL, 5.00%, 02/15/25	200	205,531
Security	Par (000)	Value

Texas (continued)
Alvin Independent School District/TX GO, 5.00%, 02/15/25
(PSF)	$230	$236,256
Arlington Independent School District/TX GO
5.00%, 02/15/25 (PSF)	165	169,638
Series B, 5.00%, 02/15/25 (PSF)	100	102,811
Austin Community College District, 5.00%, 08/01/25	390	403,998
Austin Community College District GOL
5.00%, 08/01/25	100	103,589
5.00%, 08/01/29 (PR 08/01/25)	870	900,030
Austin Independent School District, 5.00%, 08/01/25	205	212,519
Austin Independent School District GO
5.00%, 08/01/25 (PSF)	745	771,593
Series B, 5.00%, 08/01/25 (PSF)	255	264,102
Birdville Independent School District GO, Series B, 5.00%,
02/15/25 (PSF)	170	174,598
Board of Regents of the University of Texas System RB
Series B, 5.00%, 08/15/25	470	487,527
Series C, 5.00%, 08/15/25	320	331,933
Series J, 5.00%, 08/15/25	245	254,136
Central Texas Regional Mobility Authority RB, 5.00%,
01/01/25	135	137,958
City of Arlington TX GOL, 5.00%, 08/15/25	155	160,656
City of Austin TX GOL, 5.00%, 09/01/25	450	466,827
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/25	195	203,234
5.00%, 11/15/25 (ETM)	45	46,809
City of Austin Water & Wastewater System Revenue RB,
5.00%, 11/15/25	505	526,744
City of Austin/TX GOL, 5.00%, 09/01/25	370	383,835
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/25	305	316,088
Series A, 5.00%, 10/01/25	100	103,635
City of Denton TX GOL, 5.00%, 02/15/25	110	112,992
City of Frisco TX GOL, 5.00%, 02/15/25	580	596,215
City of Garland GO, 5.00%, 02/15/25	405	416,384
City of Houston TX Airport System Revenue RB, Series D,
5.00%, 07/01/25	65	67,113
City of Houston TX Combined Utility System Revenue RB
5.00%, 11/15/25	135	140,509
Series A, 0.00%, 12/01/25 (AGM)(a)	20	18,418
Series B, 5.00%, 11/15/25	300	312,243
Series D, 5.00%, 11/15/25	330	343,467
City of McKinney TX Waterworks & Sewer System Revenue
RB, 5.00%, 03/15/25	15	15,417
City of Plano TX GOL
5.00%, 09/01/25	225	233,413
Series A, 5.00%, 09/01/25	145	150,422
City of San Antonio TX Electric & Gas Systems
Revenue RB
5.00%, 02/01/25	560	574,235
Series ETM, 5.00%, 02/01/25 (ETM)	50	51,256
City of San Antonio TX GOL
5.00%, 02/01/25	50	51,242
5.00%, 08/01/25	735	761,403
Clear Creek Independent School District GO, 5.00%,
02/15/25 (PSF)	165	169,463
Conroe Independent School District GO, 5.00%, 02/15/25
(PSF)	30	30,834
County of Bexar TX GOL, 5.00%, 06/15/25	120	124,088
County of Bexar TX RB, 5.00%, 06/15/25	460	475,669

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
County of Collin TX GOL, 5.00%, 02/15/25	$190	$195,312
County of Dallas TX GOL, 5.00%, 08/15/25	500	518,545
County of Denton TX GOL, 5.00%, 05/15/25	185	190,958
County of Fort Bend TX GO, Series A, 5.00%, 03/01/25	110	112,724
County of Harris TX GOL
5.00%, 10/01/25	145	150,734
Series B, 5.00%, 10/01/25	425	441,805
County of Harris TX RB
5.00%, 08/15/25	455	472,059
Series A, 5.00%, 08/15/25	420	435,747
County of Montgomery TX GO, Series A, 5.00%, 03/01/25	120	123,270
Cypress-Fairbanks Independent School District GO, 5.00%, 02/15/25 (PSF)	1,180	1,212,811
Dallas Area Rapid Transit RB
5.00%, 12/01/25	2,060	2,145,502
5.00%, 12/01/31 (PR 12/01/25)	545	568,120
Dallas Fort Worth International Airport RB, 5.00%, 11/01/25	650	675,560
Dallas Independent School District GO
5.00%, 02/15/25 (PSF)	670	689,138
5.00%, 02/15/25 (PSF-GTD)	500	514,282
Series A, 5.00%, 02/15/25 (PSF)	625	642,852
Denton Independent School District GO, 5.00%, 08/15/25 (PSF)	350	363,052
DeSoto Independent School District GO, 0.00%, 08/15/25 (PSF)(a)	200	184,301
Fort Bend Independent School District GO, 5.00%, 02/15/25 (PSF)	150	154,057
Fort Worth Independent School District GO, 5.00%, 02/15/25 (PSF)	860	883,521
Frisco Independent School District GO, Series A, 5.00%, 08/15/25 (PSF)	395	408,623
Grapevine-Colleyville Independent School District GO, 0.00%, 08/15/25 (PSF)(a)	200	187,048
Irving Independent School District GO, 5.00%, 02/15/25 (PSF)	765	785,691
Judson Independent School District GO, 5.00%, 02/01/25 (PSF)	160	164,185
Katy Independent School District GO
Series A, 5.00%, 02/15/25 (PSF)	105	107,854
Series D, 5.00%, 02/15/25 (PSF)	35	35,963
Keller Independent School District/TX GO, Series A, 5.00%, 02/15/25 (PSF)	145	149,010
Killeen Independent School District GO, 5.00%, 02/15/25 (PSF)	100	102,765
Klein Independent School District GO, Series A, 5.00%, 08/01/25 (PSF)	40	41,467
Leander Independent School District GO
0.00%, 08/15/25 (PSF)(a)	330	307,027
Series A, 5.00%, 08/15/25 (PSF)	155	160,718
Series B, 0.00%, 08/15/25(a)	135	125,351
Lewisville Independent School District GO
5.00%, 08/15/25 (PSF)	885	917,825
Series B, 5.00%, 08/15/25	410	424,304
Lone Star College System GOL
5.00%, 02/15/25	345	354,175
5.00%, 08/15/25	40	41,452
5.00%, 09/15/25	245	254,411
Series B, 5.00%, 02/15/25	790	811,008
Lower Colorado River Authority RB
5.00%, 05/15/25	610	629,323
Security	Par (000)	Value

Texas (continued)
Series D, 5.00%, 05/15/25	$140	$144,435
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Series B, 5.00%, 11/01/25	180	186,840
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue RB
5.00%, 11/01/25	235	243,930
Series-A, 5.00%, 11/01/25	120	124,560
North East Independent School District/TX GO, 5.00%, 08/01/25 (PSF)	350	361,806
North Texas Municipal Water District RB, 5.00%, 06/01/25	335	345,336
North Texas Municipal Water District Upper East Fork
Wastewater Interceptor System RB, 5.00%, 06/01/25	90	93,011
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/25	770	797,532
North Texas Tollway Authority RB
5.00%, 01/01/25	325	332,799
6.50%, 01/01/43 (PR 01/01/25)	2,010	2,096,434
Series A, 5.00%, 01/01/25	270	276,254
Northside Independent School District GO
5.00%, 06/15/25 (PSF)	175	180,800
Series A, 5.00%, 08/15/25 (PSF)	100	103,649
Northwest Independent School District GO, Series B, 5.00%, 02/15/25 (PSF)	50	51,360
Northwest Independent School District RB, 5.00%, 02/15/28 (PR 02/15/25)	45	46,227
Permanent University Fund - Texas A&M University System RB
4.50%, 07/01/25	80	82,104
Series A, 5.00%, 07/01/25	275	284,770
Permanent University Fund - University of Texas System RB
Series A, 5.00%, 07/01/25	230	238,215
Series B, 5.00%, 07/01/25	280	290,001
Pflugerville Independent School District RB, 5.00%, 02/15/25 (PSF)	200	205,713
Plano Independent School District GO, 5.00%, 02/15/25	150	154,216
Rockwall Independent School District GO, 5.00%, 02/15/25 (PSF)	110	112,975
Round Rock Independent School District GO
5.00%, 08/01/25	270	279,956
5.00%, 08/01/25 (PSF)	70	72,485
5.00%, 08/01/35 (PR 08/01/25) (PSF)	600	621,300
Series A, 5.00%, 08/01/25 (PSF)	290	300,295
San Antonio Independent School District/TX GO
5.00%, 02/15/25 (PSF)	290	298,063
5.00%, 08/15/25 (PSF)	500	516,845
San Antonio Water System RB
Series A, 5.00%, 05/15/25	175	180,266
Series C, 5.00%, 05/15/25	175	180,266
Spring Branch Independent School District RB, 5.00%, 02/01/25 (PSF)	165	169,487
Spring Independent School District GO, 5.00%, 08/15/25 (PSF)	340	352,611
State of Texas GO
5.00%, 04/01/25	295	304,178
5.00%, 10/01/25	1,255	1,304,892
Series A, 5.00%, 04/01/25	235	242,311
Series A, 5.00%, 08/01/25	200	207,257
State of Texas GOL, Series A, 5.00%, 08/01/25	275	284,979
Tarrant County College District GOL, 5.00%, 08/15/25	195	202,155

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Tarrant Regional Water District Water Supply System
Revenue RB, 5.00%, 03/01/25	$230	$236,268
Texas A&M University, 5.00%, 05/15/25	105	108,456
Texas A&M University RB
5.00%, 05/15/25	1,285	1,327,289
Series C, 5.00%, 05/15/25	725	748,860
Texas State Technical College RB
4.00%, 10/15/25	100	101,924
5.00%, 08/01/25 (AGM)	300	309,650
Texas State University System RB, 5.00%, 03/15/25	730	750,892
Texas Tech University System RB, 5.00%, 02/15/25	475	488,207
Texas Transportation Commission State Highway Fund RB
5.25%, 04/01/25	310	319,872
First Series, 5.00%, 10/01/25	405	420,928
Series A, 5.00%, 10/01/25	1,725	1,792,843
Texas Water Development Board RB
5.00%, 04/15/25	690	710,857
5.00%, 08/01/25	50	51,804
Series A, 5.00%, 04/15/25	205	211,196
Series A, 5.00%, 10/15/25	855	890,258
Series B, 5.00%, 04/15/25	1,545	1,591,700
Series B, 5.00%, 10/15/25	1,005	1,046,443
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/25	2,300	2,381,648
Tyler Independent School District GO, 5.00%, 02/15/25 (PSF)	260	266,639
University of North Texas System RB
5.00%, 04/15/25	250	257,347
Series A, 5.00%, 04/15/25	300	308,816
University of Texas System (The) RB
5.00%, 08/15/25	390	404,544
Series E, 5.00%, 08/15/25	310	321,560
Series H, 5.00%, 08/15/25	325	337,120
		56,132,614
Utah — 1.3%
Central Utah Water Conservancy District GOL, 5.00%, 04/01/25	200	206,222
Davis School District GO, Series B, 5.00%, 06/01/25	80	82,618
Ogden City School District GO, 5.00%, 06/15/25 (GTD)	140	144,820
State of Utah GO
3.00%, 07/01/25	280	279,567
5.00%, 07/01/25	2,065	2,137,975
5.00%, 07/01/25 (PR 01/01/25)	700	717,483
University of Utah (The) RB
4.00%, 08/01/25	475	483,383
Series A, 4.00%, 08/01/25	75	76,324
Series A, 5.00%, 08/01/25	175	181,453
Series B1, 5.00%, 08/01/25 (SAP)	300	311,063
Utah State Building Ownership Authority RB, 5.00%, 05/15/25	540	556,441
Utah Transit Authority RB
5.00%, 06/15/25	395	407,510
5.00%, 06/15/35 (PR 06/15/25)	295	304,965
Series A, 5.00%, 06/15/37 (PR 06/15/25)	190	196,418
Utah Water Finance Agency RB, Series A, 5.00%, 03/01/25	240	246,690
		6,332,932
Vermont — 0.0%
University of Vermont & State Agricultural College RB, 5.00%, 10/01/25	40	41,513
Security	Par (000)	Value

Vermont (continued)
Vermont Municipal Bond Bank RB, Series 5, 5.00%, 12/01/25	$115	$119,905
		161,418
Virginia — 5.0%
City of Alexandria VA GO, Series D, 5.00%, 07/01/25 (SAW)	140	145,080
City of Charlottesville VA GO, 4.00%, 07/15/25 (SAW)	125	127,239
City of Falls Church VA GO, 5.00%, 07/15/25	225	233,350
City of Hampton VA GO, 5.00%, 09/01/25 (SAW)	165	171,440
City of Newport News VA Water Revenue RB, 5.00%, 07/15/25	1,440	1,493,441
City of Norfolk VA GO, Series A, 5.00%, 10/01/25	145	151,043
City of Norfolk VA Water Revenue RB, Series B, 5.00%, 11/01/25	125	130,330
City of Richmond VA GO
5.00%, 03/01/25 (SAW)	125	128,680
Series B, 5.00%, 07/15/25 (SAW)	35	36,312
City of Richmond VA Public Utility Revenue RB, 5.00%, 01/15/25	405	415,887
City of Virginia Beach VA Storm Water Utility Revenue RB, 5.00%, 11/15/25	385	402,098
City of Virginia Beach VA Water & Sewer System Revenue RB, 5.00%, 10/01/25	100	104,210
Commonwealth of Virginia GO, Series B, 5.00%, 06/01/25	335	346,569
County of Arlington VA GO
5.00%, 08/15/25	150	155,925
Series A, 5.00%, 08/01/25 (SAW)	50	51,932
Series B, 5.00%, 08/15/25	75	77,963
County of Chesterfield VA Water & Sewer Revenue RB, 5.00%, 11/01/25	200	208,705
County of Fairfax VA GO, Series A, 5.00%, 10/01/25 (SAW)	245	255,210
County of Fairfax VA Sewer Revenue RB, 5.00%, 07/15/25	110	113,998
County of Henrico VA GO
5.00%, 07/15/25	130	134,825
Series A, 5.00%, 08/01/25 (SAW)	550	570,931
County of Loudoun VA GO, Series A, 5.00%, 12/01/25 (SAW)	1,000	1,043,798
Fairfax County Industrial Development Authority RB, 5.00%, 05/15/25	285	294,078
Hampton Roads Sanitation District RB, Series A, 4.00%, 08/01/25	105	106,874
Loudoun County Sanitation Authority RB, 5.00%, 01/01/25	35	35,923
Upper Occoquan Sewage Authority RB, 4.00%, 07/01/39 (PR 07/01/25)	2,000	2,034,540
Virginia Beach Development Authority RB, 5.00%, 04/01/25	165	170,052
Virginia College Building Authority RB
5.00%, 09/01/25	875	907,002
5.00%, 02/01/27 (PR 02/01/25)	2,025	2,080,362
5.00%, 02/01/31 (PR 02/01/25)	2,420	2,486,161
Series A, 5.00%, 02/01/25	150	153,968
Series A, 5.00%, 02/01/28 (PR 02/01/25)	125	128,417
Series A, 5.00%, 02/01/30 (PR 02/01/25)	300	308,202
Series B, 5.00%, 09/01/25	465	482,007
Series E, 5.00%, 02/01/25	780	800,633
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/25	1,090	1,121,890
5.00%, 05/15/25	190	196,186
5.00%, 09/15/25	220	228,772
Series A, 5.00%, 05/15/25	790	815,721

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Virginia Public Building Authority RB
5.00%, 08/01/25	$1,420	$1,472,084
Series A, 5.00%, 08/01/25	175	181,419
Series B, 5.00%, 08/01/25	1,290	1,337,316
Virginia Public School Authority RB
5.00%, 03/01/25 (SAW)	255	262,507
5.00%, 08/01/25	565	586,502
5.00%, 08/01/25 (SAW)	50	51,903
Series A, 5.00%, 08/01/25	200	207,611
Series B, 5.00%, 08/01/25	330	342,559
Series C, 5.00%, 08/01/25	480	498,267
Virginia Resources Authority Clean Water Revolving Fund RB, 5.00%, 10/01/25	65	67,695
Virginia Resources Authority RB
5.00%, 11/01/25	600	625,366
Series C, 5.00%, 11/01/25	30	31,299
Series D, 4.00%, 11/01/25	55	56,183
		24,570,465
Washington — 5.0%
Central Puget Sound Regional Transit Authority RB 5.00%, 11/01/25	155	161,575
Series S-1, 5.00%, 11/01/25	820	854,783
Series S-1, 5.00%, 11/01/35 (PR 11/01/25)	1,375	1,433,934
Series S-1, 5.00%, 11/01/36 (PR 11/01/25)	320	333,716
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue RB, Series S-1, 5.00%, 11/01/30 (PR 11/01/25)	290	302,430
City of Seattle Municipal Light & Power Revenue RB, 5.00%, 07/01/25	500	518,142
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 07/01/25	110	113,991
5.00%, 09/01/25	750	779,120
City of Seattle WA GOL
5.00%, 06/01/25	880	910,391
5.00%, 12/01/25	335	349,826
City of Seattle WA Municipal Light & Power Revenue RB
Series B, 5.00%, 02/01/25	295	303,196
Series B, 5.00%, 04/01/25	250	257,778
Series C, 5.00%, 09/01/25	550	571,355
Series-A, 5.00%, 07/01/25	185	191,712
City of Seattle WA Water System Revenue RB
5.00%, 05/01/25	415	428,617
5.00%, 08/01/25	225	233,341
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/25	110	112,793
City of Vancouver WA GOL, Series B, 5.00%, 12/01/25	190	198,409
Clark County Public Utility District No. 1 RB, 5.00%, 01/01/25	230	235,659
Clark County School District No. 114 Evergreen GO, 5.00%, 12/01/25 (SCH BD GTY)	235	245,401
Clark County School District No. 122 Ridgefield GO, 5.00%, 12/01/25	55	57,434
County of King GO, 5.00%, 07/01/25	50	51,767
County of King WA GOL
5.00%, 07/01/25	285	295,072
5.00%, 12/01/25	210	219,294
Series A, 4.00%, 01/01/25	120	121,401
County of King WA Sewer Revenue RB
5.00%, 01/01/25	200	205,191
5.00%, 07/01/34 (PR 01/01/25)	400	410,269
Security	Par (000)	Value

Washington (continued)
Series-B, 5.00%, 07/01/25	$330	$341,662
County of Kitsap WA GOL, 5.00%, 06/01/25	140	144,708
County of Pierce WA GO, 5.00%, 08/01/25	180	186,496
County of Pierce WA GOL
5.00%, 08/01/25	200	207,218
Series A, 5.00%, 07/01/25	155	160,331
County of Snohomish WA GOL, 5.00%, 12/01/25	445	464,695
County of Spokane WA GOL, Series B, 5.00%, 12/01/25	175	182,745
Energy Northwest RB
5.00%, 07/01/25	235	243,260
Series A, 5.00%, 07/01/25	1,965	2,034,070
Series C, 5.00%, 07/01/25	890	921,283
King County School District No. 405 Bellevue GO, 5.00%, 12/01/25 (GTD)	110	114,868
King County School District No. 410 Snoqualmie Valley GO, 5.00%, 12/01/25 (GTD)	330	344,605
King County School District No. 415 Kent GO, 5.00%, 12/01/25 (GTD)	225	234,700
Kitsap County School District No. 401 Central Kitsap GO, 5.00%, 12/01/25	145	151,417
Pierce County School District No 10 Tacoma GO, 5.00%, 12/01/25	250	260,778
Pierce County School District No 402 Franklin Pierce GO, 5.00%, 12/01/25	105	109,527
Port of Seattle WA RB
4.00%, 02/01/25	155	156,376
5.00%, 02/01/25	165	168,854
Port of Tacoma WA RB, Series A, 4.00%, 12/01/25	115	117,122
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/25, (SCH BD GTY)	220	229,686
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/01/25	70	73,098
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/25	90	93,983
State of Washington COP
5.00%, 01/01/25	250	256,035
5.00%, 07/01/25 (ST INTERCEPT)	410	423,793
Series C, 5.00%, 07/01/25	95	98,196
State of Washington GO
5.00%, 02/01/25	975	1,001,800
5.00%, 07/01/25	1,200	1,243,086
Series A, 5.00%, 08/01/25	225	233,474
Series A-1, 5.00%, 08/01/25	390	404,689
Series B, 5.00%, 06/01/25	190	196,493
Series B, 5.00%, 08/01/25	115	119,331
Series D, 5.00%, 02/01/25	150	154,123
Series D, 5.00%, 06/01/25	750	775,630
Series E, 5.00%, 06/01/25	700	723,921
Series F, 0.00%, 12/01/25 (AMBAC)(a)	410	378,001
Series R-2018C, 5.00%, 08/01/25	300	311,299
Series R-2018D, 5.00%, 08/01/25	460	477,325
Series R-2020D, 5.00%, 07/01/25	130	134,668
University of Washington RB
5.00%, 04/01/25	595	613,022
5.00%, 12/01/25	180	187,512
Series B, 4.00%, 06/01/25	265	269,234
		24,839,711
West Virginia — 0.4%
State of West Virginia GO
5.00%, 06/01/25	120	123,949

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

West Virginia (continued)
5.00%, 12/01/25	$150	$156,535
Series A, 5.00%, 06/01/25	720	743,695
West Virginia Commissioner of Highways RB
5.00%, 09/01/25	205	212,121
Series A, 5.00%, 09/01/25	560	579,452
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/25	285	295,071
		2,110,823
Wisconsin — 1.6%
Hamilton School District/WI GO, 5.00%, 04/01/25	180	185,511
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/25	1,555	1,607,016
State of Wisconsin GO
5.00%, 05/01/25	375	386,916
5.00%, 05/01/32 (PR 05/01/25)	720	743,251
Series 2, 4.00%, 11/01/25	170	173,249
Series 2, 5.00%, 11/01/25	2,405	2,509,682
Series A, 5.00%, 05/01/25	500	515,888
Series B, 5.00%, 05/01/25	250	257,944
State of Wisconsin RB, Series A, 5.00%, 05/01/25	305	314,586
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/25	600	621,090
Series 2, 5.00%, 07/01/25	745	771,187
		8,086,320
Total Long-Term Investments — 98.7%
(Cost: $497,508,685)		487,020,651
Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Liquidity Funds: MuniCash, 3.57%(b)(c)	178	$177,565

Total Short-Term Securities — 0.0%
(Cost: $177,547)		177,565

Total Investments — 98.7%
(Cost: $497,686,232)		487,198,216

Other Assets Less Liabilities — 1.3%		6,249,961

Net Assets — 100.0%		$493,448,177

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$1,305,035	$—	$(1,126,711	)(a)	$(777)	$18	$177,565	178	$41,899	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Muni Bond ETF
July 31, 2023

Fair Value Hierarchy as of Period End (continued)

or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$487,020,651	$—	$487,020,651
Short-Term Securities
Money Market Funds	177,565	—	—	177,565
	$177,565	$487,020,651	$—	$487,198,216

Portfolio Abbreviation

AGC	Assured Guaranty Corp.	PR	Prerefunded
AGM	Assured Guaranty Municipal Corp.	PSF	Permanent School Fund
AMBAC	Ambac Assurance Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance Co.	RB	Revenue Bond
COP	Certificates of Participation	SAP	Subject to Appropriations
ETM	Escrowed to Maturity	SAW	State Aid Withholding
GO	General Obligation	SCH BD GTY	School Board Guaranty
GOL	General Obligation Limited	SCSDE	South Carolina State Department of Education
GTD	Guaranteed	ST	Special Tax
NPFGC	National Public Finance Guarantee Corp.